Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting
5.	Segment reporting

Information reported to ADSE’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on the geographic region of ADSE’s business activities. Therefore, ADSE manages its operations based on two operating segments referring to its business activities in Europe and North America.

The CODM has been identified as the board of directors of ADSE Holdco. The board of directors regularly reviews operating results and makes decisions about the allocation of ADSE’s resources. ADSE’s focus is on the research, development and manufacturing of products and services in the fields of energy management, energy storage and e-mobility.

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxes, depreciation and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

	2025
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	29,104	2,454	31,559	-	31,559
Inter-segment revenues	9,868	-	9,868	-9,868	-
Total revenue	38,973	2,454	41,427	-9,868	31,559

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-35,717	-5,540	-41,257	-4,848	-46,106
Depreciation and amortization	-10,371	-217	-10,588	-	-10,588
Operating result (EBIT)	-46,088	-5,757	-51,846	-4,848	-56,694
Financial income	69,646	128	69,773	-8,985	60,788
Financial costs	-54,656	-18,637	-73,293	13,751	-59,542
Financial result	14,990	-18,509	-3,520	4,766	1,246
Profit before tax	-31,099	-24,267	-55,365	-82	-55,447
Income tax expenses	599	-2	597	-340	257
Profit for the year	-30,499	-24,269	-54,768	-422	-55,190
	2024
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	104,390	5,623	110,013	-	110,013
Inter-segment revenues	3,026	-	3,026	-3,026	-
Total revenue	107,416	5,623	113,039	-3,026	110,013

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-183	-2,520	-2,703	793	-1,910
Depreciation and amortization	-6,555	-144	-6,699	-	-6,699
Operating result (EBIT)	-6,737	-2,664	-9,402	793	-8,609
Financial income	-294	318	24	-	24
Financial expenses	-74,894	-13,989	-88,883	-	-88,883
Financial result	-75,188	-13,670	-88,858	-	-88,858
Profit before tax	-81,926	-16,334	-98,260	793	-97,467
Income tax expenses	-322	-3	-324	-167	-491
Profit for the year	-82,247	-16,337	-98,584	626	-97,958

	2023
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax expenses	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	64,414	71,312	50,206
North America	868	469	54
Eliminations	-41,593	-41,593	-15,360
Total non-current assets	23,689	30,188	34,900

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	130,346	108,877	80,218
North America	9,613	33,870	12,632
Eliminations	-73,398	-27,705	-3,342
Total current assets	66,560	115,042	89,509

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	98,044	182,960	77,047
North America	23,440	10,697	14,978
Eliminations	-20,413	-5,618	-1,536
Total liabilities	101,071	188,039	90,489

Total revenues of both reportable segments can be broken down as follows:

kEUR	2025	2024	2023
Europe	38,973	107,416	103,565
North America	2,454	5,623	4,971
Eliminations	-9,868	-3,026	-1,152
Total revenues	31,559	110,013	107,384

Revenues from two major customers of ADSE represented kEUR 5,949 and kEUR 2,449 respectively (2024: two customers, kEUR 43,684 and kEUR 17,028, 2023: two customers, kEUR 39,066 and kEUR 15,046) of ADSE’s total revenues.